Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Banks - 3.9%
Citizens Financial Group, Inc.	155,139	$ 5,004,784
US Bancorp	135,775	5,387,552

		10,392,336

Biotechnology - 3.3%
Gilead Sciences, Inc.	117,078	8,914,319

Capital Markets - 7.5%
CME Group, Inc.	47,510	9,452,590
Moody’s Corp.	14,228	5,018,927
State Street Corp.	77,610	5,622,068

		20,093,585

Chemicals - 2.2%
Air Products & Chemicals, Inc.	19,587	5,980,499

Commercial Services & Supplies - 2.8%
Republic Services, Inc.	50,246	7,592,673

Communications Equipment - 3.3%
Cisco Systems, Inc.	169,111	8,800,536

Consumer Staples Distribution & Retail - 1.4%
Target Corp.	26,628	3,633,923

Containers & Packaging - 2.1%
Packaging Corp. of America	36,111	5,537,622

Diversified Telecommunication Services - 1.4%
TELUS Corp. (A)	210,518	3,745,115

Electrical Equipment - 4.5%
Emerson Electric Co.	64,379	5,881,022
Schneider Electric SE, ADR (A)	176,664	6,289,238

		12,170,260

Food Products - 2.7%
McCormick & Co., Inc.	81,891	7,327,607

Ground Transportation - 2.0%
Union Pacific Corp.	22,685	5,263,374

Health Care Equipment & Supplies - 1.9%
Medtronic PLC	57,974	5,087,798

Health Care Providers & Services - 3.8%
Elevance Health, Inc.	11,655	5,496,847
Quest Diagnostics, Inc.	35,570	4,809,420

		10,306,267

Household Products - 4.2%
Colgate-Palmolive Co.	89,075	6,792,860
Kimberly-Clark Corp.	35,380	4,567,558

		11,360,418

Independent Power & Renewable Electricity Producers - 1.9%
AES Corp.	230,742	4,990,949

Insurance - 5.6%
Cincinnati Financial Corp.	46,950	5,050,881

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	94,997	$ 5,981,961
Progressive Corp.	31,883	4,016,620

		15,049,462

Leisure Products - 1.0%
Hasbro, Inc.	41,761	2,696,090

Machinery - 6.4%
AGCO Corp.	43,845	5,835,769
Cummins, Inc.	20,221	5,273,637
Xylem, Inc.	55,133	6,216,246

		17,325,652

Media - 2.6%
Omnicom Group, Inc.	82,038	6,942,056

Metals & Mining - 1.8%
Steel Dynamics, Inc.	45,489	4,848,218

Pharmaceuticals - 8.7%
AstraZeneca PLC, ADR	72,713	5,213,522
Bristol-Myers Squibb Co.	130,771	8,132,648
Merck & Co., Inc.	95,075	10,139,749

		23,485,919

Professional Services - 4.2%
Automatic Data Processing, Inc.	25,217	6,235,156
RELX PLC, ADR	146,890	4,944,317

		11,179,473

Semiconductors & Semiconductor Equipment - 9.7%
Broadcom, Inc.	14,455	12,989,986
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	73,514	7,288,913
Texas Instruments, Inc.	32,081	5,774,580

		26,053,479

Software - 3.2%
Microsoft Corp.	25,878	8,692,938

Specialized REITs - 4.0%
American Tower Corp.	16,413	3,123,558
Digital Realty Trust, Inc.	29,549	3,682,396
Weyerhaeuser Co.	118,592	4,039,244

		10,845,198

Specialty Retail - 1.4%
Best Buy Co., Inc.	45,455	3,775,038

Water Utilities - 2.5%
Essential Utilities, Inc.	160,784	6,799,555

Total Common Stocks (Cost $247,362,442)		268,890,359

OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	2,223,197	2,223,197

Total Other Investment Company (Cost $2,223,197)		2,223,197

Total Investments (Cost $249,585,639)		271,113,556
Net Other Assets (Liabilities) - (0.8)%		(2,071,822)

Net Assets - 100.0%		$ 269,041,734

Transamerica Funds	Page 1

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$268,890,359	$—	$—	$268,890,359
Other Investment Company	2,223,197	—	—	2,223,197

Total Investments	$271,113,556	$—	$—	$271,113,556

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,167,169, collateralized by cash collateral of $2,223,197. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at July 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica Sustainable Equity Income

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Sustainable Equity Income (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 3